Capital Stock	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements [Abstract]
Capital stock

10 – Capital stock

A. Authorized capital stock

The authorized capital stock of the Company is as follows:

  Unlimited number of Common Shares, without par value

  Unlimited number of Class A Preferred Shares, without par value, issuable in series

  Unlimited number of Class B Preferred Shares, without par value, issuable in series

B. Issued and outstanding common shares

The following table provides the activity of the issued and outstanding common shares of the Company for the last three years ended December 31, 2011:

In millions	Year ended December 31,	2011	2010	2009

Issued and outstanding common shares at beginning of year		459.4	471.0	468.2
Number of shares repurchased through buyback programs		(19.9)	(15.0)	-
Stock options exercised		2.6	3.4	2.8
Issued and outstanding common shares at end of year		442.1	459.4	471.0

Share repurchase programs

In January 2011, the Board of Directors of the Company approved a share repurchase program which allowed for the repurchase of up to 16.5 million common shares to the end of December 2011 pursuant to a normal course issuer bid, at prevailing market prices plus brokerage fees, or such other prices as may be permitted by the Toronto Stock Exchange. This share repurchase program was completed by September 30, 2011.

              In October 2011, the Board of Directors of the Company approved a new share repurchase program which allows for the repurchase of up to 17.0 million common shares between October 28, 2011 and October 27, 2012 pursuant to a normal course issuer bid at prevailing market prices plus brokerage fees, or such other prices as may be permitted by the Toronto Stock Exchange.

       The following table provides the activities under such share repurchase programs, as well as the share repurchase programs of the prior years:

In millions, except per share data	Year ended December 31,	2011	2010	2009

Number of common shares (1)		19.9	15.0	-
Weighted-average price per share (2)		$71.33	$60.86	$-
Amount of repurchase		$1,420	$913	$-
(1)	Includes common shares purchased in the first and fourth quarters of 2011 and in the second and third quarters of 2010 pursuant to private agreements between the Company and arm's-length third-party sellers.
(2) Includes brokerage fees.